Summary of revenue from transfer of goods and services (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 8,900,027	$ 11,319,944	$ 10,050,923
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	8,900,027	11,319,944	10,050,923
Medical Services [Member]
IfrsStatementLineItems [Line Items]
Rendering of services - Medical services	$ 8,900,027	$ 11,319,944	$ 10,050,923